Revenue and Receivables - Summary of Accounts Receivable, Allowance for Credit Loss (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Allowance for Credit Loss [Abstract]
Beginning balance	$ (945)	$ (635)	$ (635)	$ (116)
Adoption of CECL	(39)	0
Provision for credit losses	(26)	(99)	(407)	(794)
Write-offs	127	3	97	275
Ending balance	$ (883)	$ (731)	$ (945)	$ (635)